Income taxes	12 Months Ended
Dec. 31, 2018
Statements Line Items
Income taxes [Text Block]

23.                  Income taxes

(a)                  Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2018 and 2017 is presented as follows:

	2018	2017
	$	$

Current income tax
Expense for the year	797	1,003
Adjustment in respect of prior years	25	-
Current income tax expense	822	1,003

Deferred income tax (Note 23 (b)):
Origination and reversal of temporary differences	(36,471)	(28,128)
Impact of changes in tax rates	253	3,978
Change in unrecognized deductible temporary differences	25	-
Adjustments in respect of prior years	223	-

Deferred income tax recovery	(35,970)	(24,150)

Income tax recovery	(35,148)	(23,147)

The provision for income taxes presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2018	2017
	$	$

Loss before income taxes	(140,735)	(65,935)

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(37,576)	(17,671)
Increase (decrease) in income taxes resulting from:
Non-deductible (non-taxable) expenses (income), net	719	1,606
Non-deductible (non-taxable) portion of capital losses (gains), net	856	(3,312)
Non-deductible foreign exchange loss	787	-
Tax rate changes of deferred income taxes	253	267
Impact of change in U.S. tax rate	-	(4,245)
Differences in foreign statutory tax rates	(1,043)	(134)
Foreign withholding taxes	583	-
Other, net	273	342

Total income tax recovery	(35,148)	(23,147)

The 2018 effective tax rate reflects an income tax expense of $0.3 million relating to the reduction of the Québec tax rate from 11.7% to 11.5% in 2020. The 2017 effective tax rate reflects a net income tax recovery, relating to changes in income tax rates, of $4.0 million, including $4.2 million related to the reduction of the U.S. Federal income tax rate from 35% to 21% for fiscal year 2017 (enacted on December 22, 2017), and $0.3 million of income tax loss related to the reduction of the Québec income tax rate from 11.8% to 11.5% in 2020.

(b)                  Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2018	2017
	$	$
Deferred tax assets:
Stream interests	7,133	7,793
Deferred and restricted share units	2,032	2,032
Share and debt issue expenses	989	2,286
Other assets	120	223
Non-capital losses	-	1,015

	10,274	13,349
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	(123,772)
Convertible debentures	(4,866)	(6,047)
Investments	(3,898)	(10,054)
Other liabilities	-	(238)

	(97,551)	(140,111)

Deferred tax liability, net	(87,277)	(126,762)

Deferred tax assets and liabilities have been offset in the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The 2018 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

				Other
	Dec. 31,	Statement		comprehen-	Translation	Dec. 31,
	2017	of loss	Equity	sive income	adjustments	2018
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,793	(660)	-	-	-	7,133
Share and debt issue expenses	2,286	(1,297)	-	-	-	989
Deferred and restricted share units	2,032	(140)	140	-	-	2,032
Non-capital losses	1,015	(1,015)	-	-	-	-
Other assets	223	(103)	-	-	-	120

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(123,772)	37,574	-	(2,038)	(551)	(88,787)
Investments	(10,054)	192	-	5,964	-	(3,898)
Convertible debentures	(6,047)	1,181	-	-	-	(4,866)
Other liabilities	(238)	238	-	-	-	-

	(126,762)	35,970	140	3,926	(551)	(87,277)

The 2017 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

			Benefit		Other	Business	Transla-
			from flow-		compre-	combi-	tion
	Dec. 31,	Statement	through		hensive	naison	adjust-	Dec. 31,
	2016	of loss	shares	Equity	loss	(Note 7)	ments	2017
	$	$	$	$	$	$	$	$
Deferred tax assets:

Stream interests	-	294	-	-	-	7,499	-	7,793
Share and debt issue expenses	3,824	(1,639)	-	101	-	-	-	2,286
Deferred and restricted share units	1,562	470	-	-	-	-	-	2,032
Non-capital losses	-	-	-	-	-	1,015	-	1,015
Royalty interests and exploration and evaluation assets	2,567	(2,567)	-	-	-	-	-	-
Other assets	25	198	-	-	-	-	-	223

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(118,306)	29,041	6,416	-	(3,241)	(37,576)	(106)	(123,772)
Investments	(8,051)	(2,167)	(2,315)	-	2,479	-	-	(10,054)
Convertible debentures	(975)	160	-	(5,232)	-	-	-	(6,047)

Other liabilities	(598)	360	-	-	-	-	-	(238)

	(119,952)	24,150	4,101	(5,131)	(762)	(29,062)	(106)	(126,762)

(c)                   Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2018, is $76.8 million ($76.6 million as at December 31, 2017). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.